                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21164


                                TCW PREMIER FUNDS
               (Exact name of registrant as specified in charter)

          865 SOUTH FIGUEROA STREET, SUITE 1800, LOS ANGELES, CA 90017
                    (Address of principal executive offices)


                              PHILIP K. HOLL, ESQ.
                                    SECRETARY
                      865 SOUTH FIGUEROA STREET, SUITE 1800
                              LOS ANGELES, CA 90017
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (213) 244-0000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2003

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

                                TCW PREMIER FUNDS





                                FINANCIAL REPORT

                                  JUNE 30, 2003

TCW PREMIER FUNDS

Table of Contents

Statements of Assets and Liabilities                                          2


Notes to Statements of Assets and Liabilities                                 3

TCW PREMIER FUNDS

Statements of Assets and Liabilities (Unaudited)
June 30, 2003

                                                                   TCW PREMIER
                                               TCW PREMIER            VALUE
                                               OPPORTUNITY        OPPORTUNITIES
                                                   FUND                FUND
ASSETS:
    Cash                                     $      50,000       $       50,000
                                             -------------       --------------
NET ASSETS                                   $      50,000       $       50,000
                                             =============       ==============
NET ASSETS CONSIST OF:
    Paid-in Capital                          $      50,000       $       50,000
                                             =============       ==============
CAPITAL SHARES OUTSTANDING                           5,000                5,000
                                             =============       ==============
NET ASSET VALUE PER SHARE                    $       10.00       $        10.00
                                             =============       ==============

See accompanying Notes to Statements of Assets and Liabilities.

TCW PREMIER FUNDS

Notes to the Statements of Assets and Liabilities (Unaudited)
June 30, 2003

NOTE 1 - ORGANIZATION

TCW Premier Funds (the "Funds") was organized as a Delaware Business Trust on July 16, 2002 and is registered under the Investment Company Act of 1940 ("1940 Act"), as an open-end management investment company comprised of two series: TCW Premier Opportunity Fund and TCW Premier Value Opportunities Fund. TCW Investment Management Company (the "Advisor") is the investment advisor to the Funds. The Advisor is registered under the Investment Advisors Act of 1940.

The primary investment objective of the TCW Premier Opportunity Fund is to seek capital appreciation through investing in equity securities of small capitalization companies. The primary investment objective of the TCW Premier Value Opportunities Fund is to achieve long-term capital appreciation by investing in equity securities issued by midcap value companies.

The Funds have had no operations to date other than those relating to its organization and the sale of shares of beneficial interest to the Advisor. The cash is maintained in a non-interest bearing custodial account.

NOTE 2 - FEES AND TRANSACTIONS WITH RELATED PARTIES

The Funds and the Advisor have entered into an investment advisory and management agreement, under the terms of which the Funds have employed the Advisor to manage the investment of its assets, to place orders for the purchase and sale of its portfolio securities, and to be responsible for overall management of the Funds' business affairs, subject to control by the Board of Trustees. The Funds pay to the Advisor as compensation for the services rendered and facilities furnished the following annual management fees as a percentage of daily net asset value:

     TCW Premier Opportunity Fund                              1.00%
     TCW Premier Value Opportunities Fund                      0.80%

The Funds shall also pay all expenses incurred in connection with the operations of the Funds. The Advisor will pay the organizational expenses.

The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 plan, each Fund pays a fee of up to 0.25% of net assets to the Funds' distributor for distributing shares, for advertising and marketing related to the Funds, and for providing or procuring a variety of administrative and other services for investors. The Funds' distributor may pay all or part of this fee to participating insurance companies, the broker-dealer acting as principal underwriter for their variable insurance products, or to service providers to a plan.

TCW Brokerage Services, an affiliate of the Advisor, serves as the distributor of the Funds' shares.

NOTE 3 - FEDERAL INCOME TAXATION

It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their net taxable income, including any net realized gain on investments, to their shareholders.

ITEM 1.        REPORT TO STOCKHOLDERS.
               [Filed Herewith]

ITEM 2.        CODE OF ETHICS.  Not applicable.

ITEM 3.        AUDIT COMMITTEE FINANCIAL EXPERT.  Not applicable.

ITEM 4.        PRINCIPAL ACCOUNTANT FEES AND SERVICES.  Not applicable.

ITEM 5-6.      [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8.        [RESERVED]

ITEM 9.        CONTROLS AND PROCEDURES.

               (a) The Chief Executive Officer and Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

               (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation described above, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.       EXHIBITS.

               (a)  Not applicable.

               (b) EX-99.CERT - Section 302 Certifications (filed herewith). EX-99.906CERT - Section 906 Certification (filed herewith).

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                    TCW Premier Funds

By (Signature and Title)        /s/ Alvin R. Albe, Jr.

                                --------------------------------
                                Alvin R. Albe, Jr.
                                Chief Executive Officer

Date                            August 19, 2003


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)        /s/ Alvin R. Albe, Jr.

                                --------------------------------
                                Alvin R. Albe, Jr.
                                Chief Executive Officer

Date                            August 19, 2003

By (Signature and Title)        /s/ David S. DeVito

                                --------------------------------
                                David S. DeVito
                                Chief Financial Officer

Date                            August 19, 2003